Document and Entity Information	May 17, 2023
Cover [Abstract]
Entity Registrant Name	RADIAN GROUP INC
Amendment Flag	true
Entity Central Index Key	0000890926
Document Type	8-K/A
Document Period End Date	May 17, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-11356
Entity Tax Identification Number	23-2691170
Entity Address, Address Line One	1500 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19102
City Area Code	(215)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 23, 2023, Radian Group Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the annual grant of long-term incentive awards to the Company’s executive officers named in the 2022 Summary Compensation Table (“named executives”) of the Company’s 2023 Proxy Statement, filed with the Securities and Exchange Commission on March 31, 2023. This Amendment No. 1 to the Original Form 8-K is being filed solely to correct an inadvertent error in one of the reference points for the Relative TSR Modifier (as defined in the Original Form 8-K) applied to adjust the payout percentage under the performance based long-term incentive awards granted to the named executives. Specifically, the performance that correlates to a 25% Relative TSR Modifier was inadvertently reported as ≥10.0% and should have been reported as ≥10.5%. The corrected Item 5.02 is set forth below. In all other respects, the Original Form 8-K is unchanged.